Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash	$ 2,814,898	$ 3,685,043
Restricted cash	10,283	9,413
Accounts receivable	2,803,083	2,495,301
Inventories	1,916,517	1,761,880
Prepaid expenses and other current assets	1,012,463	1,066,032
Total current assets	8,557,244	9,017,669
Non-current assets:
Property, plant and equipment, net	820,824	853,959
Intangible assets, net	98,553	83,906
Operating right-of-use assets, net	988,983	1,106,024
Finance lease right-of-use assets, net	171,220	194,478
Deferred tax assets, net	671,319	558,683
Other non-current assets	3,933,614	3,510,363
Total non-current assets	6,684,513	6,307,413
TOTAL ASSETS	15,241,757	15,325,082
Current liabilities:
Accounts payable	2,394,097	1,819,647
Advance from customers	286,301	141,737
Accrued expenses and other current liabilities	1,414,073	1,345,210
Taxes payable	28,050	21,916
Operating lease liabilities, current	494,005	473,116
Finance lease liabilities, current	37,651	36,277
Total current liabilities	4,654,177	3,837,903
Non-current liabilities:
Operating lease liabilities, non-current	495,750	633,249
Finance lease liabilities, non-current	109,001	127,834
Total non-current liabilities	604,751	761,083
TOTAL LIABILITIES	5,258,928	4,598,986
Commitments and Contingencies
Shareholders’ equity
Additional paid-in capital	4,855,795	4,855,795
Statutory reserve	813,235	813,235
Retained earnings	6,110,175	7,081,318
Accumulated other comprehensive loss	(1,802,167)	(2,030,043)
Total shareholders’ equity	9,982,829	10,726,096
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,241,757	15,325,082
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	3,291	3,291
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	$ 2,500	$ 2,500